Restructuring Charges - Schedule of Restructuring Charges (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018
Continued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits	$ 2	$ 5	$ 11
Facility Restructuring		1	1
Transition charges			7
Total	2	6	19
Discontinued Operations [Member]
Restructuring Cost and Reserve [Line Items]
Employee severance and benefits	23	15	16
Facility Restructuring		1	1
Total	$ 23	$ 16	$ 17